UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.3% †

U.S. Treasuries – 37.5%
U.S. Treasury Bonds
2.75%	08/15/42	$73,000	$70,560	(a)
3.00%	02/15/48	4,843,100	4,871,045
3.75%	11/15/43	687,000	784,946	(a)
4.50%	02/15/36	3,341,600	4,129,817	(a)
U.S. Treasury Notes
1.25%	12/31/18 - 08/31/19	27,236,900	27,019,004	(a)
1.38%	12/15/19	13,161,200	12,966,414	(a)
1.50%	08/15/20	7,351,000	7,210,890	(a)
1.50%	02/28/23	7,550,100	7,180,825
1.63%	10/15/20 - 08/31/22	6,463,000	6,244,230	(a)
1.88%	08/31/24	4,015,000	3,830,551	(a)
2.13%	12/31/22	1,766,000	1,732,093	(a)
2.25%	11/15/25	11,271,200	10,911,310
2.25%	02/15/27 - 11/15/27	6,189,600	5,939,277	(a)
			92,890,962

Agency Mortgage Backed – 10.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	14,019	14,750	(a)
5.00%	07/01/35 - 06/01/41	838,242	901,896	(a)
5.50%	05/01/20 - 04/01/39	237,390	259,171	(a)
6.00%	07/01/19 - 11/01/37	480,858	528,301	(a)
6.50%	07/01/29	1,880	2,117	(a)
7.00%	01/01/27 - 08/01/36	98,245	106,697	(a)
7.50%	11/01/29 - 09/01/33	7,658	8,012	(a)
8.00%	11/01/30	3,937	4,351	(a)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	2,310,437	2,274,730	(a)
3.50%	11/01/42 - 08/01/45	1,186,601	1,197,622	(a)
4.00%	05/01/19 - 03/01/41	1,264,119	1,308,257	(a)
4.50%	05/01/18 - 01/01/41	3,281,575	3,467,727	(a)
5.00%	07/01/20 - 06/01/41	1,318,699	1,419,595	(a)
5.50%	06/01/20 - 01/01/39	889,244	966,878	(a)
6.00%	05/01/19 - 05/01/41	1,806,751	1,978,877	(a)
6.50%	01/01/19 - 08/01/36	104,007	115,198	(a)
7.00%	10/01/32 - 02/01/34	11,605	12,182	(a)
7.50%	12/01/26 - 12/01/33	51,463	55,948	(a)
8.00%	06/01/24 - 10/01/31	15,254	16,406	(a)
8.50%	04/01/30	3,041	3,654	(a)
9.00%	12/01/22	1,783	1,883	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	2,571	2,641	(a,b)
Federal National Mortgage Assoc. TBA
3.00%	TBA	3,851,840	3,811,202	(c)
3.50%	TBA	2,977,715	3,035,125	(c)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	1,980,137	2,053,845	(a)
4.50%	08/15/33 - 03/20/41	952,168	1,003,877	(a)
5.00%	08/15/33	52,622	55,771	(a)
6.00%	04/15/27 - 09/15/36	233,866	263,195	(a)
6.50%	04/15/19 - 09/15/36	89,507	99,861	(a)
7.00%	11/15/27 - 10/15/36	57,718	61,853	(a)
7.50%	03/15/23 - 11/15/31	23,789	24,355	(a)
8.00%	09/15/27 - 06/15/30	27,981	28,749	(a)
9.00%	12/15/21	930	987	(a)
5.50%	TBA	435,000	472,808	(c)
			25,558,521

Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,045,666	2,308	(a,b,d)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	454,752	34,323	(a,d)
5.50%	06/15/33	45,080	8,929	(a,d)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.82%	08/15/25	180,618	12,091	(a,b,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	910	828	(a,e,f)
8.00%	02/01/23 - 07/01/24	3,055	462	(a,d)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	936	917	(a,e,f)
1.18%	12/25/42	247,829	8,914	(a,b,d)
5.00%	02/25/40 - 09/25/40	204,438	23,201	(a,d)

		Principal Amount	Fair Value
8.00%	05/25/22	$3	$40	(a,d)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.13%	07/25/38 - 12/25/41	634,352	94,227	(a,b,d)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
4.73%	10/25/43	1,124,093	220,837	(a,b,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	48,082	40,839	(a,e,f)
4.50%	08/25/35 - 01/25/36	98,458	19,057	(a,d)
5.00%	03/25/38 - 05/25/38	53,985	10,779	(a,d)
5.50%	12/25/33	15,008	3,384	(a,d)
6.00%	01/25/35	54,117	10,560	(a,d)
7.50%	11/25/23	7,840	1,097	(a,d)
8.00%	08/25/23 - 07/25/24	5,993	1,075	(a,d)
8.50%	07/25/22	1,179	120	(a,d)
9.00%	05/25/22	1,029	98	(a,d)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	141,127	10,192	(a,d)
5.00%	01/20/38 - 09/20/38	46,412	1,423	(a,d)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.01%	01/16/40	267,560	44,276	(a,b,d)
			549,977

Asset Backed – 2.5%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	1,488,065	1,461,236	(a)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	603,000	602,010
BA Credit Card Trust 2017-A2
1.84%	01/17/23	1,511,000	1,480,013	(a)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	528,000	526,519	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	201,633	208,698	(a,g)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,869,000	1,841,752	(a)
			6,120,228

Corporate Notes – 42.1%
21st Century Fox America Inc.
3.38%	11/15/26	39,000	38,503	(a)
4.50%	02/15/21	79,000	82,339	(a)
4.75%	11/15/46	25,000	27,161	(a)
6.65%	11/15/37	173,000	226,704	(a)
Abbott Laboratories
2.90%	11/30/21	319,000	315,558	(a)
3.75%	11/30/26	103,000	102,381	(a)
4.90%	11/30/46	103,000	113,333	(a)
AbbVie Inc.
2.00%	11/06/18	326,000	324,866	(a)
3.20%	05/14/26	216,000	205,405	(a)
4.45%	05/14/46	81,000	80,615	(a)
4.70%	05/14/45	65,000	66,988	(a)
Acadia Healthcare Company Inc.
6.50%	03/01/24	208,000	216,840	(a)
Activision Blizzard Inc.
2.30%	09/15/21	241,000	232,955
AES Corp.
4.88%	05/15/23	365,000	370,475	(a)
Aetna Inc.
3.50%	11/15/24	214,000	210,086	(a)
Aflac Inc.
4.00%	10/15/46	57,000	55,570	(a)
Agrium Inc.
4.90%	06/01/43	79,000	81,883	(a)
Alibaba Group Holding Ltd.
4.00%	12/06/37	200,000	190,536	(a)
4.40%	12/06/57	200,000	190,054	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	202,000	195,786	(a,h)
3.55%	07/26/27	202,000	194,203	(a,h)
4.50%	07/26/47	62,000	60,351	(a,h)
Allergan Funding SCS
3.00%	03/12/20	246,000	244,758	(a)
3.45%	03/15/22	106,000	105,144	(a)
4.55%	03/15/35	59,000	57,935	(a)
4.75%	03/15/45	36,000	35,242	(a)
Altria Group Inc.
2.95%	05/02/23	158,000	154,116	(a)

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
3.88%	09/16/46	$16,000	$14,924	(a	)
4.50%	05/02/43	88,000	89,212	(a	)
Amazon.com Inc.
2.80%	08/22/24	122,000	118,267	(a,h	)
3.15%	08/22/27	110,000	106,153	(a,h	)
3.88%	08/22/37	82,000	81,606	(a,h	)
4.05%	08/22/47	76,000	75,764	(a,h	)
4.25%	08/22/57	93,000	93,147	(a,h	)
AMC Networks Inc.
4.75%	08/01/25	10,000	9,575	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	202,187	(a	)
5.00%	03/30/20	317,000	327,505	(a	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	176,000	175,340	(a	)
6.50%	04/01/27	88,000	87,780	(a	)
6.63%	10/15/22	84,000	86,940	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	157,000	157,262	(a	)
4.13%	07/01/24	114,000	114,575	(a	)
American Express Credit Corp.
2.25%	05/05/21	197,000	191,738	(a	)
American International Group Inc.
4.50%	07/16/44	199,000	196,499	(a	)
6.40%	12/15/20	79,000	85,231	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	105,000	106,710	(b	)
American Tower Corp. (REIT)
3.38%	10/15/26	89,000	83,397	(a	)
3.40%	02/15/19	385,000	386,663	(a	)
American Water Capital Corp.
2.95%	09/01/27	183,000	174,434	(a	)
Amgen Inc.
2.20%	05/22/19	334,000	331,615	(a	)
2.65%	05/11/22	206,000	200,932	(a	)
3.20%	11/02/27	146,000	138,642	(a	)
4.56%	06/15/48	118,000	120,354	(a	)
Amkor Technology Inc.
6.63%	06/01/21	215,000	216,209	(a	)
Anadarko Petroleum Corp.
4.85%	03/15/21	16,000	16,625	(a	)
6.20%	03/15/40	103,000	121,764	(a	)
6.60%	03/15/46	19,000	23,854	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	56,000	55,041	(a	)
5.25%	01/15/25	734,000	746,258	(a	)
5.50%	10/15/19	293,000	299,592	(a	)
6.25%	10/15/22	199,000	207,706
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	117,000	116,030	(a	)
3.65%	02/01/26	49,000	48,671	(a	)
4.70%	02/01/36	90,000	95,215	(a	)
4.90%	02/01/46	163,000	175,259	(a	)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	213,000	206,902	(a	)
4.00%	04/13/28	205,000	207,995	(c	)
4.38%	04/15/38	100,000	102,201	(c	)
4.60%	04/15/48	103,000	106,773	(c	)
4.75%	04/15/58	82,000	84,433	(c	)
Anthem Inc.
3.30%	01/15/23	172,000	170,086	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	200,000	194,058	(a,h	)
Apache Corp.
5.10%	09/01/40	101,000	103,840	(a	)
Apple Inc.
2.50%	02/09/22	91,000	89,672	(a	)
2.85%	05/11/24	206,000	200,829	(a	)
3.35%	02/09/27	101,000	99,789	(a	)
3.45%	02/09/45	103,000	94,982	(a	)
3.85%	08/04/46	264,000	258,160	(a	)
4.25%	02/09/47	39,000	40,706	(a	)
Applied Materials Inc.
3.30%	04/01/27	40,000	39,306	(a	)
4.35%	04/01/47	61,000	64,712	(a	)

		Principal Amount	Fair Value
Aptiv PLC
4.40%	10/01/46	$99,000	$98,258	(a	)
Aramark Services Inc.
5.00%	02/01/28	100,000	97,750	(a,h	)
5.13%	01/15/24	208,000	212,160	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	148,000	136,418	(a	)
Arconic Inc.
5.13%	10/01/24	194,000	197,274	(a	)
6.15%	08/15/20	90,000	94,612	(a	)
Ascension Health
4.85%	11/15/53	84,000	97,067	(a	)
AstraZeneca PLC
2.38%	11/16/20	67,000	65,970	(a	)
3.38%	11/16/25	173,000	170,400	(a	)
AT&T Inc.
2.45%	06/30/20	171,000	168,999	(a	)
3.00%	06/30/22	114,000	111,921	(a	)
3.40%	08/14/24	97,000	97,682	(a	)
3.90%	08/14/27	24,000	24,139	(a	)
4.25%	03/01/27	205,000	207,122
4.45%	04/01/24	140,000	144,585	(a	)
4.50%	05/15/35	171,000	167,539	(a	)
4.75%	05/15/46	109,000	105,817	(a	)
4.80%	06/15/44	135,000	131,745	(a	)
4.90%	08/14/37	120,000	121,198	(a	)
5.15%	02/14/50	169,000	170,521	(a	)
5.25%	03/01/37	146,000	154,424	(a	)
5.30%	08/14/58	98,000	99,126	(a	)
5.45%	03/01/47	184,000	195,651	(a	)
Athene Holding Ltd.
4.13%	01/12/28	182,000	174,598	(a	)
Avangrid Inc.
3.15%	12/01/24	257,000	249,914	(a	)
Baidu Inc.
2.88%	07/06/22	255,000	247,500	(a	)
Bank of America Corp.
2.65%	04/01/19	255,000	254,898	(a	)
3.25%	10/21/27	3,000	2,834	(a	)
3.95%	04/21/25	206,000	204,088	(a	)
4.25%	10/22/26	100,000	100,684	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	176,000	172,857	(a,b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	167,000	165,330	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	340,000	330,606	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	117,000	112,030	(a,b,h	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	200,000	191,546	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	208,000	211,823	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	105,000	109,492	(a,b	)
Bank of America Corp. (5.40% fixed rate until 04/30/18; 3.63% + 3 month USD LIBOR thereafter)
5.40%	12/31/49	407,000	407,183	(a,b	)
Barclays PLC
4.34%	01/10/28	200,000	198,302	(a	)
4.84%	05/09/28	200,000	196,310	(a	)
5.25%	08/17/45	205,000	217,126	(a	)
Barrick North America Finance LLC
5.70%	05/30/41	39,000	44,629	(a	)
BAT Capital Corp.
2.30%	08/14/20	167,000	163,720	(a,h	)
2.76%	08/15/22	168,000	162,609	(a,h	)
3.56%	08/15/27	177,000	169,725	(a,h	)
4.39%	08/15/37	78,000	77,296	(a,h	)

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
4.54%	08/15/47	$90,000	$88,568	(a,h	)
Baxalta Inc.
2.88%	06/23/20	167,000	165,711	(a	)
Becton Dickinson and Co.
2.89%	06/06/22	146,000	141,605	(a	)
3.70%	06/06/27	247,000	238,244	(a	)
3.73%	12/15/24	7,000	6,880	(a	)
4.67%	06/06/47	47,000	47,594	(a	)
4.69%	12/15/44	5,000	5,027	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	197,000	195,345	(a	)
3.25%	04/15/28	110,000	106,198	(a,h	)
3.80%	07/15/48	77,000	73,500	(a,h	)
6.13%	04/01/36	61,000	77,937	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	3,259	(a	)
Berry Global Inc.
5.13%	07/15/23	260,000	262,938	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	61,000	70,514	(a	)
Biogen Inc.
2.90%	09/15/20	63,000	62,601	(a	)
BNP Paribas S.A.
5.00%	01/15/21	75,000	78,878	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	184,764	(a,b,h	)
Boston Scientific Corp.
4.00%	03/01/28	193,000	193,413	(a	)
BP Capital Markets PLC
1.38%	05/10/18	170,000	169,789	(a	)
2.52%	01/15/20	79,000	78,524	(a	)
3.22%	11/28/23	169,000	167,692	(a	)
3.28%	09/19/27	131,000	127,277	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	28,000	26,001	(a,h	)
4.70%	06/22/47	14,000	12,832	(a,h	)
Brixmor Operating Partnership LP
3.90%	03/15/27	114,000	109,247	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	71,000	68,939	(a	)
2.65%	01/15/23	53,000	50,429	(a	)
3.13%	01/15/25	66,000	62,245	(a	)
3.88%	01/15/27	103,000	100,235	(a	)
Brown-Forman Corp.
4.00%	04/15/38	49,000	49,464
Buckeye Partners LP
5.60%	10/15/44	61,000	61,026	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	89,000	86,012	(a	)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	128,000	129,972	(a	)
Campbell Soup Co.
3.30%	03/15/21	231,000	232,617
Canadian Natural Resources Ltd.
3.85%	06/01/27	56,000	54,924	(a	)
4.95%	06/01/47	44,000	46,027	(a	)
Capital One Financial Corp.
4.20%	10/29/25	188,000	186,086	(a	)
Cardinal Health Inc.
2.62%	06/15/22	76,000	73,443	(a	)
3.08%	06/15/24	90,000	85,906	(a	)
3.41%	06/15/27	44,000	41,450	(a	)
4.37%	06/15/47	39,000	36,892	(a	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	254,000	246,921	(a	)
Caterpillar Inc.
3.80%	08/15/42	66,000	66,049	(a	)
Catholic Health Initiatives
2.60%	08/01/18	125,000	125,154	(a	)
4.35%	11/01/42	130,000	120,182	(a	)
CBS Corp.
2.50%	02/15/23	156,000	148,400	(a	)
2.90%	01/15/27	106,000	96,152	(a	)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	189,000	192,307	(a,h	)

		Principal Amount	Fair Value
Celgene Corp.
3.45%	11/15/27	$9,000	$8,546	(a	)
4.35%	11/15/47	10,000	9,509	(a	)
4.55%	02/20/48	110,000	108,124	(a	)
5.00%	08/15/45	61,000	63,665	(a	)
Cenovus Energy Inc.
5.40%	06/15/47	29,000	29,189	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	167,000	161,693	(a	)
CenturyLink Inc.
5.80%	03/15/22	278,000	271,411	(a	)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	306,000	305,633	(a,h	)
CF Industries Inc.
7.13%	05/01/20	179,000	190,859	(a	)
Charles River Laboratories International Inc.
5.50%	04/01/26	130,000	131,787	(c,h	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	214,000	214,000	(a	)
4.91%	07/23/25	120,000	122,392	(a	)
5.38%	05/01/47	72,000	70,118	(a	)
6.38%	10/23/35	32,000	35,633	(a	)
6.48%	10/23/45	63,000	69,592	(a	)
Chevron Corp.
2.42%	11/17/20	79,000	78,336	(a	)
3.19%	06/24/23	156,000	156,324	(a	)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.70%	06/01/28	415,000	416,743	(a,h	)
Church & Dwight Company Inc.
2.45%	08/01/22	88,000	85,173	(a	)
Cigna Corp.
3.25%	04/15/25	172,000	164,504	(a	)
3.88%	10/15/47	104,000	92,895	(a	)
Cimarex Energy Co.
3.90%	05/15/27	30,000	29,619	(a	)
Cinemark USA Inc.
4.88%	06/01/23	180,000	177,525	(a	)
Cisco Systems Inc.
2.20%	02/28/21	333,000	326,879	(a	)
Citigroup Inc.
1.75%	05/01/18	192,000	191,877	(a	)
2.05%	12/07/18	327,000	325,761	(a	)
2.70%	10/27/22	173,000	167,654	(a	)
2.90%	12/08/21	176,000	173,409	(a	)
4.45%	09/29/27	58,000	58,720	(a	)
4.65%	07/30/45	57,000	60,879	(a	)
4.75%	05/18/46	99,000	100,541	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	217,000	211,139	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	76,000	72,927	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	116,000	117,025	(a,b	)
CMS Energy Corp.
4.88%	03/01/44	190,000	209,751	(a	)
CNA Financial Corp.
3.45%	08/15/27	101,000	96,082	(a	)
5.88%	08/15/20	262,000	277,901	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	119,000	118,702	(a	)
4.38%	11/06/20	93,000	94,569	(a	)
4.88%	04/01/21	117,000	120,428	(a	)
CNH Industrial N.V.
4.50%	08/15/23	206,000	210,249	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	429,565	(a	)
Columbia Pipeline Group Inc.
3.30%	06/01/20	110,000	110,069	(a	)
Comcast Corp.
3.38%	08/15/25	18,000	17,638	(a	)
3.97%	11/01/47	64,000	60,605	(a	)
4.20%	08/15/34	156,000	157,412	(a	)
4.60%	08/15/45	158,000	163,680	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Commonwealth Bank of Australia
4.32%	01/10/48	$203,000	$198,564	(a,h	)
Concho Resources Inc.
3.75%	10/01/27	48,000	46,935	(a	)
4.88%	10/01/47	65,000	68,761	(a	)
ConocoPhillips Co.
3.35%	11/15/24	90,000	89,349	(a	)
5.95%	03/15/46	35,000	45,122	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	137,000	130,862	(a	)
Constellation Brands Inc.
2.70%	05/09/22	146,000	141,206	(a	)
4.50%	05/09/47	45,000	44,933	(a	)
Corning Inc.
4.38%	11/15/57	82,000	76,221	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	190,000	187,534	(a	)
4.38%	06/15/22	304,000	318,823	(a	)
Crane Co.
4.20%	03/15/48	50,000	49,750	(a	)
Credit Suisse AG
1.70%	04/27/18	356,000	355,875	(a	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	250,000	248,983	(a	)
3.80%	06/09/23	470,000	471,175	(a	)
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%	02/01/26	65,000	62,809	(a,h	)
CSX Corp.
4.50%	08/01/54	99,000	97,861	(a	)
CVS Health Corp.
2.25%	08/12/19	205,000	203,032
3.13%	03/09/20	615,000	616,322
3.35%	03/09/21	615,000	618,776
3.70%	03/09/23	205,000	206,326
3.88%	07/20/25	109,000	108,036	(a	)
4.10%	03/25/25	205,000	206,954
4.30%	03/25/28	205,000	206,419
4.78%	03/25/38	246,000	250,034
5.05%	03/25/48	123,000	129,568
5.13%	07/20/45	48,000	51,096	(a	)
D.R. Horton Inc.
2.55%	12/01/20	193,000	190,176	(a	)
Daimler Finance North America LLC
2.38%	08/01/18	378,000	377,788	(a,h	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	250,000	260,000	(a,h	)
Dell International LLC/EMC Corp.
3.48%	06/01/19	218,000	219,046	(a,h	)
5.45%	06/15/23	145,000	153,677	(a,h	)
6.02%	06/15/26	87,000	93,643	(a,h	)
8.10%	07/15/36	23,000	28,042	(h	)
8.35%	07/15/46	34,000	43,195	(a,h	)
Deutsche Bank AG
2.70%	07/13/20	155,000	151,790	(a	)
3.30%	11/16/22	205,000	199,442	(a	)
3.70%	05/30/24	89,000	85,949	(a	)
Devon Energy Corp.
4.00%	07/15/21	251,000	255,548
5.00%	06/15/45	76,000	80,710	(a	)
Dexia Credit Local S.A.
2.25%	01/30/19	343,000	342,489	(a,h	)
Diageo Investment Corp.
2.88%	05/11/22	157,000	155,276	(a	)
Discover Bank
3.10%	06/04/20	291,000	290,095	(a	)
Discovery Communications LLC
2.20%	09/20/19	178,000	176,067	(a	)
3.95%	03/20/28	178,000	170,675	(a	)
5.00%	09/20/37	71,000	70,795	(a	)
5.20%	09/20/47	33,000	32,892	(a	)
Dollar General Corp.
1.88%	04/15/18	362,000	361,843	(a	)
Dominion Energy Inc.
2.50%	12/01/19	199,000	197,169
2.58%	07/01/20	124,000	122,448	(a	)
3.63%	12/01/24	126,000	125,587	(a	)

		Principal Amount	Fair Value
DTE Energy Co.
2.85%	10/01/26	$115,000	$105,944	(a	)
3.85%	12/01/23	108,000	110,014	(a	)
Duke Energy Corp.
3.75%	09/01/46	35,000	31,692	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	108,000	111,075	(a	)
Duke Realty LP
3.38%	12/15/27	90,000	85,874	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	173,000	166,435	(a,h	)
Eastman Chemical Co.
3.60%	08/15/22	71,000	71,542	(a	)
Eaton Corp.
3.10%	09/15/27	162,000	152,473	(a	)
Ecolab Inc.
3.25%	12/01/27	110,000	106,239	(a,h	)
3.95%	12/01/47	65,000	63,182	(a,h	)
Ecopetrol S.A.
5.88%	05/28/45	132,000	130,469	(a	)
7.63%	07/23/19	79,000	83,549	(a	)
Edison International
4.13%	03/15/28	205,000	206,853
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.30%	05/01/20	172,000	173,102	(a,b	)
Electricite de France S.A.
2.15%	01/22/19	224,000	222,945	(a,h	)
Eli Lilly & Co.
3.70%	03/01/45	31,000	30,229	(a	)
EMC Corp.
2.65%	06/01/20	447,000	430,059	(a	)
Emera US Finance LP
4.75%	06/15/46	39,000	39,122	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	28,000	29,459	(a	)
Encana Corp.
3.90%	11/15/21	168,000	170,205	(a	)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	264,000	260,040	(a,h	)
Enel Finance International N.V.
3.63%	05/25/27	273,000	260,008	(a,h	)
Energy Transfer Equity LP
5.88%	01/15/24	677,000	699,002	(a	)
Energy Transfer Partners LP
6.50%	02/01/42	156,000	168,737	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	136,000	137,572	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	122,000	113,785	(a	)
4.00%	03/15/33	75,000	76,609
Enterprise Products Operating LLC
3.95%	02/15/27	135,000	135,911	(a	)
4.25%	02/15/48	140,000	136,335	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	75,000	72,892	(a,b	)
Envision Healthcare Corp.
6.25%	12/01/24	357,000	368,602	(a,h	)
EOG Resources Inc.
4.15%	01/15/26	158,000	162,972	(a	)
EQT Corp.
3.00%	10/01/22	65,000	63,136	(a	)
3.90%	10/01/27	98,000	93,948	(a	)
ERP Operating LP
4.50%	07/01/44	71,000	73,984	(a	)
Exelon Corp.
3.50%	06/01/22	120,000	118,758	(a	)
4.45%	04/15/46	167,000	170,918	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	171,000	161,073	(a	)
4.80%	07/15/46	51,000	52,001	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	38,000	37,427	(a	)
FedEx Corp.
4.10%	02/01/45	2,000	1,906	(a	)
FirstEnergy Corp.

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
3.90%	07/15/27	$64,000	$62,776	(a	)
4.85%	07/15/47	37,000	38,784	(a	)
Florida Power & Light Co.
4.13%	02/01/42	121,000	125,800	(a	)
Ford Motor Co.
4.35%	12/08/26	169,000	167,178	(a	)
Ford Motor Credit Company LLC
3.22%	01/09/22	440,000	432,608	(a	)
3.47%	04/05/21	239,000	239,050	(a	)
Freeport-McMoRan Inc.
3.10%	03/15/20	268,000	264,985	(a	)
Frontier Communications Corp.
7.13%	03/15/19	363,000	363,000	(a	)
General Dynamics Corp.
2.13%	08/15/26	62,000	56,091	(a	)
General Motors Co.
5.20%	04/01/45	32,000	31,367	(a	)
General Motors Financial Company Inc.
3.15%	01/15/20	206,000	205,553	(a	)
3.20%	07/13/20	154,000	153,556	(a	)
5.25%	03/01/26	170,000	179,591	(a	)
Gilead Sciences Inc.
2.55%	09/01/20	75,000	74,389	(a	)
2.95%	03/01/27	37,000	35,100	(a	)
3.50%	02/01/25	110,000	109,996	(a	)
3.65%	03/01/26	114,000	114,372	(a	)
4.15%	03/01/47	139,000	137,400	(a	)
4.80%	04/01/44	71,000	76,614	(a	)
Glencore Funding LLC
2.50%	01/15/19	404,000	402,562	(a,h	)
Grupo Televisa SAB
5.00%	05/13/45	204,000	190,057	(a	)
H&E Equipment Services Inc.
5.63%	09/01/25	25,000	25,188
Halliburton Co.
3.80%	11/15/25	158,000	158,400	(a	)
5.00%	11/15/45	94,000	102,527	(a	)
HCA Inc.
4.75%	05/01/23	521,000	524,907	(a	)
Hess Corp.
4.30%	04/01/27	49,000	47,952	(a	)
5.60%	02/15/41	49,000	50,025	(a	)
5.80%	04/01/47	32,000	33,477	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	50,000	53,395	(a	)
Highwoods Realty LP
4.13%	03/15/28	97,000	96,458	(a	)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	291,000	288,090	(a,h	)
HSBC Holdings PLC
4.25%	03/14/24	222,000	223,212	(a	)
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter)
3.26%	03/13/23	205,000	202,692	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	465,000	453,142	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	205,000	210,322	(b	)
Hyundai Capital America
3.10%	04/05/22	86,000	84,439	(a,h	)
IBM Credit LLC
2.65%	02/05/21	615,000	611,734	(a	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	268,000	273,527	(a	)
ING Bank N.V.
2.70%	08/17/20	200,000	198,117	(a,h	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	206,000	206,031	(a	)
Intel Corp.
2.60%	05/19/26	100,000	94,427	(a	)
2.88%	05/11/24	76,000	74,333	(a	)
International Business Machines Corp.
3.63%	02/12/24	200,000	203,616	(a	)

		Principal Amount	Fair Value
International Paper Co.
4.40%	08/15/47	$142,000	$135,364	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	378,000	372,577	(a	)
IPALCO Enterprises Inc.
3.70%	09/01/24	20,000	19,647	(a	)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	159,000	162,379	(a,h	)
Jabil Inc.
3.95%	01/12/28	182,000	176,302	(a	)
JB Poindexter & Company Inc.
9.00%	04/01/22	96,000	99,000	(a,h	)
Jefferies Group LLC
5.13%	01/20/23	135,000	142,738	(a	)
6.50%	01/20/43	111,000	123,830	(a	)
Johnson & Johnson
2.63%	01/15/25	352,000	340,310	(a	)
3.63%	03/03/37	119,000	118,631	(a	)
Johnson Controls International PLC
4.50%	02/15/47	59,000	59,974	(a	)
JPMorgan Chase & Co.
2.30%	08/15/21	196,000	190,334	(a	)
2.55%	10/29/20	197,000	194,469	(a	)
3.30%	04/01/26	183,000	176,990	(a	)
3.63%	12/01/27	108,000	103,602	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	120,000	116,136	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	218,000	211,201	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	60,000	56,842	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	108,000	104,736	(a,b	)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	167,000	159,255	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	397,000	416,850	(a,b	)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	162,000	162,745	(a,b	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	79,000	78,991	(a	)
6.38%	03/01/41	69,000	78,316	(a	)
Kinder Morgan Inc.
3.05%	12/01/19	67,000	66,839	(a	)
4.30%	03/01/28	272,000	270,303	(a	)
5.05%	02/15/46	69,000	67,690	(a	)
5.55%	06/01/45	114,000	119,174	(a	)
Kraft Heinz Foods Co.
4.38%	06/01/46	131,000	119,875	(a	)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	217,000	218,539	(a	)
Lamb Weston Holdings Inc.
4.63%	11/01/24	292,000	289,810	(a,h	)
Lee Enterprises Inc.
9.50%	03/15/22	347,000	360,880	(a,h	)
Lennar Corp.
4.50%	11/15/19	159,000	160,987	(a	)
4.75%	05/30/25	174,000	170,851	(a	)
4.75%	11/29/27	182,000	174,720	(a,h	)
Levi Strauss & Co.
5.00%	05/01/25	259,000	260,942	(a	)
Lincoln National Corp.
3.63%	12/12/26	101,000	99,563	(a	)
3.80%	03/01/28	129,000	127,882	(a	)
4.35%	03/01/48	93,000	91,730	(a	)
Lithia Motors Inc.
5.25%	08/01/25	58,000	58,000	(a,h	)

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	$203,000	$195,891	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	130,000	129,239	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	43,000	40,048	(a	)
LYB International Finance BV
4.88%	03/15/44	50,000	52,289	(a	)
LYB International Finance II BV
3.50%	03/02/27	74,000	71,096	(a	)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	41,000	33,395	(a	)
Marathon Oil Corp.
3.85%	06/01/25	86,000	85,063	(a	)
Marathon Petroleum Corp.
3.63%	09/15/24	145,000	144,020	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	167,000	165,701	(a	)
Masco Corp.
3.50%	11/15/27	65,000	62,053	(a	)
McDonald’s Corp.
3.70%	01/30/26	40,000	40,230	(a	)
4.88%	12/09/45	67,000	72,839	(a	)
Medtronic Inc.
2.50%	03/15/20	223,000	221,649	(a	)
4.63%	03/15/45	165,000	180,162	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	133,000	135,361	(a	)
Merck & Company Inc.
2.75%	02/10/25	163,000	157,233	(a	)
MetLife Inc.
4.05%	03/01/45	37,000	35,423	(a	)
4.72%	12/15/44	108,000	115,047	(a	)
Mexichem SAB de C.V.
5.50%	01/15/48	200,000	187,688	(a,h	)
MGM Resorts International
4.63%	09/01/26	167,000	159,485	(a	)
6.63%	12/15/21	431,000	462,937	(a	)
Microsoft Corp.
1.55%	08/08/21	167,000	160,407	(a	)
2.40%	08/08/26	200,000	186,156	(a	)
3.45%	08/08/36	103,000	100,657	(a	)
3.70%	08/08/46	103,000	101,406	(a	)
4.00%	02/12/55	129,000	130,778	(a	)
4.10%	02/06/37	58,000	61,500	(a	)
4.25%	02/06/47	41,000	44,152	(a	)
4.50%	02/06/57	49,000	54,047	(a	)
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	505,723	(a,h	)
Mizuho Financial Group Inc.
2.63%	04/12/21	205,000	200,832	(a,h	)
Molina Healthcare Inc.
4.88%	06/15/25	276,000	257,715	(a,h	)
Molson Coors Brewing Co.
2.10%	07/15/21	214,000	205,770	(a	)
4.20%	07/15/46	71,000	67,010	(a	)
Monsanto Co.
4.70%	07/15/64	41,000	39,406	(a	)
Morgan Stanley
2.45%	02/01/19	560,000	558,729	(a	)
2.63%	11/17/21	203,000	197,992	(a	)
2.65%	01/27/20	188,000	186,763	(a	)
2.75%	05/19/22	165,000	160,850	(a	)
3.70%	10/23/24	82,000	81,584	(a	)
3.95%	04/23/27	176,000	171,501	(a	)
4.10%	05/22/23	296,000	300,754	(a	)
4.38%	01/22/47	152,000	155,528	(a	)
5.00%	11/24/25	242,000	254,013
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	120,000	117,902	(a,b	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	99,000	96,526	(a,b	)
MPLX LP

		Principal Amount	Fair Value
3.38%	03/15/23	$110,000	$108,889	(a	)
4.50%	04/15/38	112,000	110,555	(a	)
4.70%	04/15/48	92,000	90,059	(a	)
5.20%	03/01/47	36,000	37,637	(a	)
Murphy Oil Corp.
5.75%	08/15/25	651,000	642,862	(a	)
Mylan Inc.
4.55%	04/15/28	205,000	205,633	(c,h	)
5.20%	04/15/48	82,000	82,887	(c,h	)
Mylan N.V.
3.15%	06/15/21	90,000	88,771	(a	)
3.95%	06/15/26	84,000	81,462	(a	)
National Retail Properties Inc.
4.00%	11/15/25	171,000	170,338	(a	)
Navient Corp.
8.00%	03/25/20	358,000	381,270	(a	)
Newell Brands Inc.
3.85%	04/01/23	75,000	74,797	(a	)
4.20%	04/01/26	72,000	71,328	(a	)
5.50%	04/01/46	113,000	119,216	(a	)
Newmont Mining Corp.
4.88%	03/15/42	135,000	141,939	(a	)
Nexen Energy ULC
6.40%	05/15/37	86,000	106,780	(a	)
NGPL PipeCo LLC
4.88%	08/15/27	51,000	50,490	(a,h	)
Noble Energy Inc.
3.90%	11/15/24	173,000	174,192	(a	)
5.05%	11/15/44	37,000	38,628	(a	)
Nordstrom Inc.
5.00%	01/15/44	8,000	7,501	(a	)
Northern States Power Co.
2.20%	08/15/20	355,000	349,888	(a	)
Northrop Grumman Corp.
2.08%	10/15/20	67,000	65,531	(a	)
2.55%	10/15/22	92,000	89,166	(a	)
2.93%	01/15/25	169,000	162,061	(a	)
3.25%	01/15/28	127,000	121,276	(a	)
3.85%	04/15/45	39,000	36,597	(a	)
4.03%	10/15/47	102,000	98,165	(a	)
Novartis Capital Corp.
3.00%	11/20/25	26,000	25,371	(a	)
NRG Energy Inc.
6.25%	07/15/22	257,000	264,633	(a	)
Nucor Corp.
4.13%	09/15/22	77,000	79,871	(a	)
Occidental Petroleum Corp.
4.10%	02/15/47	48,000	48,045	(a	)
4.20%	03/15/48	80,000	80,703	(a	)
Omnicom Group Inc.
3.63%	05/01/22	128,000	129,059	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	28,000	27,445	(a,h	)
Oracle Corp.
1.90%	09/15/21	111,000	107,182	(a	)
2.40%	09/15/23	113,000	108,234	(a	)
3.25%	11/15/27	167,000	162,820	(a	)
3.80%	11/15/37	64,000	63,112	(a	)
4.00%	07/15/46 - 11/15/47	167,000	165,165	(a	)
4.13%	05/15/45	65,000	65,558	(a	)
Owens Corning
4.40%	01/30/48	75,000	69,590	(a	)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	105,250	(a,h	)
Pacific Gas & Electric Co.
3.40%	08/15/24	562,000	551,052	(a	)
PacifiCorp
6.25%	10/15/37	6,000	7,817	(a	)
Packaging Corporation of America
3.40%	12/15/27	75,000	71,860	(a	)
Parker-Hannifin Corp.
3.25%	03/01/27	325,000	317,840	(a	)
Party City Holdings Inc.
6.13%	08/15/23	97,000	98,697	(a,h	)
Penske Automotive Group Inc.
5.38%	12/01/24	243,000	243,000	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
PepsiCo Inc.
3.45%	10/06/46	$64,000	$58,901	(a)
Perrigo Finance Unlimited Co.
3.90%	12/15/24	223,000	221,640	(a)
Petroleos Mexicanos
4.50%	01/23/26	82,000	79,323	(a)
5.35%	02/12/28	60,000	59,086	(a,h)
5.63%	01/23/46	72,000	64,191	(a)
6.35%	02/12/48	60,000	57,971	(a,h)
6.38%	01/23/45	101,000	98,123	(a)
6.50%	03/13/27	159,000	169,812
6.75%	09/21/47	164,000	166,111	(a)
PetSmart Inc.
5.88%	06/01/25	260,000	187,200	(a,h)
Pfizer Inc.
3.00%	12/15/26	99,000	95,845	(a)
4.13%	12/15/46	87,000	89,675	(a)
4.40%	05/15/44	49,000	52,419	(a)
Philip Morris International Inc.
4.13%	03/04/43	157,000	155,377	(a)
Phillips 66
3.90%	03/15/28	206,000	205,201	(a)
Phillips 66 Partners LP
3.75%	03/01/28	92,000	88,935	(a)
4.68%	02/15/45	101,000	98,377	(a)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	70,000	62,387	(a)
5.75%	01/15/20	120,000	124,678	(a)
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	87,000	87,000	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	223,000	210,956	(a)
Precision Castparts Corp.
4.38%	06/15/45	109,000	117,426	(a)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	81,000	77,267	(a,b)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	181,000	185,425	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	369,000	354,749	(a)
PulteGroup Inc.
4.25%	03/01/21	80,000	80,600	(a)
5.50%	03/01/26	200,000	206,625	(a)
QUALCOMM Inc.
2.90%	05/20/24	19,000	18,169	(a)
3.00%	05/20/22	54,000	53,177	(a)
3.25%	05/20/27	16,000	15,176	(a)
4.30%	05/20/47	37,000	35,837	(a)
Realty Income Corp.
3.00%	01/15/27	95,000	88,272	(a)
Republic Services Inc.
3.38%	11/15/27	74,000	71,315	(a)
Reynolds American Inc.
4.45%	06/12/25	14,000	14,399	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	89,000	90,695	(a)
Rockwell Collins Inc.
3.50%	03/15/27	170,000	163,934	(a)
Rogers Communications Inc.
5.00%	03/15/44	58,000	63,894	(a)
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter)
3.50%	05/15/23	200,000	196,466	(a,b)
RPM International Inc.
3.75%	03/15/27	157,000	153,295	(a)
Ryder System Inc.
2.45%	09/03/19	410,000	407,036	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	138,000	135,936	(a)
5.00%	03/15/27	72,000	74,766	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	316,000	312,315	(a)
3.70%	03/28/22	283,000	283,509
4.40%	07/13/27	122,000	120,814

		Principal Amount	Fair Value
Santander UK Group Holdings PLC
4.75%	09/15/25	$200,000	$201,206	(a,h)
Schlumberger Holdings Corp.
3.00%	12/21/20	128,000	127,683	(a,h)
Select Income REIT
4.25%	05/15/24	182,000	177,059	(a)
Sempra Energy
3.40%	02/01/28	109,000	104,532	(a)
3.80%	02/01/38	74,000	69,777	(a)
4.00%	02/01/48	74,000	69,231	(a)
Shell International Finance BV
3.25%	05/11/25	115,000	114,262	(a)
3.40%	08/12/23	130,000	131,448	(a)
3.75%	09/12/46	59,000	57,028	(a)
4.13%	05/11/35	90,000	93,232	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	42,000	40,087	(a)
3.20%	09/23/26	81,000	75,609	(a)
Simon Property Group LP
3.38%	06/15/27	167,000	161,218	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	452,000	455,955	(a)
Smithfield Foods Inc.
2.70%	01/31/20	81,000	79,854	(a,h)
4.25%	02/01/27	115,000	113,830	(a,h)
South Carolina Electric & Gas Co.
4.10%	06/15/46	28,000	26,881	(a)
Southern California Edison Co.
2.40%	02/01/22	150,000	146,046	(a)
Southern Copper Corp.
5.88%	04/23/45	81,000	91,700	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	152,000	140,974	(a)
Spectra Energy Partners LP
3.38%	10/15/26	60,000	56,570	(a)
4.50%	03/15/45	34,000	32,917	(a)
Sprint Corp.
7.63%	02/15/25	569,000	558,360	(a)
Standard Industries Inc.
5.38%	11/15/24	516,000	522,450	(a,h)
Sumitomo Mitsui Banking Corp.
2.25%	07/11/19	272,000	269,688	(a)
Suncor Energy Inc.
4.00%	11/15/47	43,000	42,099	(a)
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	159,000	151,303	(a)
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	73,000	70,536	(a,h)
5.88%	03/15/28	113,000	109,469	(a,h)
Sysco Corp.
3.25%	07/15/27	145,000	139,138	(a)
T-Mobile USA Inc.
4.50%	02/01/26	270,000	258,525	(a)
6.63%	04/01/23	257,000	265,507	(a)
Tampa Electric Co.
4.35%	05/15/44	151,000	153,751	(a)
Target Corp.
2.50%	04/15/26	170,000	157,738	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	151,000	166,425	(a,h)
Teck Resources Ltd.
4.75%	01/15/22	163,000	164,630	(a)
Telefonica Emisiones SAU
4.10%	03/08/27	300,000	299,193	(a)
Tencent Holdings Ltd.
2.99%	01/19/23	266,000	259,470	(a,h)
3.60%	01/19/28	200,000	192,334	(a,h)
3.93%	01/19/38	200,000	190,342	(a,h)
Tenet Healthcare Corp.
4.75%	06/01/20	426,000	429,195	(a)
6.00%	10/01/20	416,000	430,061	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	517,000	499,153	(a)
2.20%	07/21/21	80,000	72,055	(a)
The Allstate Corp.
4.20%	12/15/46	77,000	77,942	(a)

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	$205,000	$215,814	(a,b	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	168,000	163,461	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	210,000	204,225	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	227,000	215,711	(a,b	)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	596,988	(a,h	)
The Boeing Co.
3.25%	03/01/28	193,000	191,006	(a	)
3.55%	03/01/38	206,000	200,953	(a	)
The Dow Chemical Co.
4.25%	10/01/34	161,000	161,581	(a	)
The George Washington University
4.13%	09/15/48	100,000	101,152	(c	)
The Goldman Sachs Group Inc.
2.30%	12/13/19	605,000	598,254	(a	)
2.35%	11/15/21	211,000	203,619	(a	)
2.63%	04/25/21	270,000	264,341	(a	)
2.90%	07/19/18	169,000	169,406	(a	)
3.85%	01/26/27	97,000	95,620	(a	)
4.25%	10/21/25	21,000	21,109	(a	)
4.80%	07/08/44	110,000	118,420	(a	)
5.15%	05/22/45	170,000	183,087	(a	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	333,000	324,279	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	120,000	117,440	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	111,000	107,334	(a,b	)
The Hartford Financial Services Group Inc. (3.96% fixed rate until 04/02/18; 2.13% + 3 month USD LIBOR thereafter)
3.96%	02/12/67	120,000	116,670	(a,b,h	)
The Home Depot Inc.
3.35%	09/15/25	92,000	91,661	(a	)
3.50%	09/15/56	120,000	107,249	(a	)
3.90%	06/15/47	92,000	91,311	(a	)
The Korea Development Bank
3.38%	09/16/25	205,000	202,136	(a	)
The Kroger Co.
2.95%	11/01/21	225,000	223,024	(a	)
4.65%	01/15/48	74,000	71,915	(a	)
The Mosaic Co.
5.63%	11/15/43	35,000	36,770	(a	)
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	168,000	165,900	(a,h	)
The Sherwin-Williams Co.
2.25%	05/15/20	146,000	143,514	(a	)
2.75%	06/01/22	60,000	58,397	(a	)
3.45%	06/01/27	8,000	7,668	(a	)
4.50%	06/01/47	25,000	24,959	(a	)
The Southern Co.
1.85%	07/01/19	534,000	526,764
3.25%	07/01/26	92,000	87,323	(a	)
4.40%	07/01/46	65,000	65,029	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	288,000	275,705	(a,b	)
The Walt Disney Co.
4.13%	06/01/44	48,000	50,365	(a	)
Time Warner Cable LLC
4.50%	09/15/42	32,000	28,054	(a	)
6.55%	05/01/37	106,000	118,970	(a	)
Time Warner Inc.
5.35%	12/15/43	89,000	94,952	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	125,000	122,521	(h	)

		Principal Amount	Fair Value
Tyco Electronics Group S.A.
2.35%	08/01/19	$308,000	$306,357	(a	)
3.13%	08/15/27	162,000	155,844	(a	)
Tyson Foods Inc.
2.65%	08/15/19	63,000	62,684	(a	)
4.55%	06/02/47	38,000	38,115	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	355,000	364,762	(a,b	)
UBS Group Funding Switzerland AG
2.95%	09/24/20	401,000	398,010	(a,h	)
Union Pacific Corp.
3.60%	09/15/37	40,000	38,567	(a	)
4.10%	09/15/67	65,000	62,498	(a	)
United Technologies Corp.
3.75%	11/01/46	59,000	53,230	(a	)
UnitedHealth Group Inc.
4.75%	07/15/45	27,000	29,691	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	33,000	33,795	(a	)
6.25%	08/10/26	65,000	72,762	(a	)
6.88%	11/10/39	59,000	69,835	(a	)
Vale S.A.
5.63%	09/11/42	35,000	36,925	(a	)
Valeant Pharmaceuticals International Inc.
7.00%	03/15/24	438,000	456,615	(a,h	)
Valvoline Inc.
4.38%	08/15/25	146,000	141,445	(a	)
Ventas Realty LP
3.25%	10/15/26	184,000	173,254	(a	)
Verizon Communications Inc.
3.38%	02/15/25	82,000	80,671	(a	)
4.40%	11/01/34	156,000	153,863	(a	)
4.67%	03/15/55	110,000	104,554	(a	)
4.86%	08/21/46	329,000	332,257	(a	)
5.01%	04/15/49	66,000	68,515	(a	)
5.25%	03/16/37	108,000	116,266	(a	)
Viacom Inc.
3.45%	10/04/26	106,000	100,313	(a	)
5.25%	04/01/44	30,000	30,471	(a	)
Virgin Media Finance PLC
5.75%	01/15/25	435,000	416,512	(a,h	)
Virginia Electric & Power Co.
4.00%	11/15/46	192,000	190,247	(a	)
Visa Inc.
3.15%	12/14/25	72,000	70,780	(a	)
4.30%	12/14/45	93,000	99,308	(a	)
Vornado Realty LP
3.50%	01/15/25	109,000	105,512	(a	)
Vulcan Materials Co.
3.90%	04/01/27	75,000	73,899	(a	)
Wabtec Corp.
3.45%	11/15/26	67,000	64,153	(a	)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	51,000	49,574	(a	)
Walmart Inc.
3.63%	12/15/47	90,000	87,618	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	163,000	161,844	(a	)
WellCare Health Plans Inc.
5.25%	04/01/25	212,000	212,806	(a	)
Wells Fargo & Co.
2.63%	07/22/22	347,000	335,653	(a	)
3.90%	05/01/45	11,000	10,745	(a	)
4.75%	12/07/46	173,000	177,375	(a	)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	123,000	119,968	(a,b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	248,000	260,896	(a,b	)
Wells Fargo & Co. (5.89% fixed rate until 06/15/18; 3.77% + 3 month USD LIBOR thereafter)
5.89%	03/29/49	190,000	192,706	(a,b	)

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	$234,000	$241,043	(a,b)
Wells Fargo Bank NA
2.60%	01/15/21	989,000	975,312	(a)
Western Digital Corp.
4.75%	02/15/26	120,000	120,066	(a)
Western Gas Partners LP
4.00%	07/01/22	48,000	48,011	(a)
5.38%	06/01/21	145,000	151,276	(a)
Westlake Chemical Corp.
3.60%	08/15/26	48,000	46,411	(a)
4.38%	11/15/47	21,000	20,263	(a)
5.00%	08/15/46	51,000	53,750	(a)
WestRock Co.
3.00%	09/15/24	126,000	120,448	(a,h)
Williams Partners LP
3.75%	06/15/27	59,000	56,433	(a)
3.90%	01/15/25	102,000	100,640	(a)
4.85%	03/01/48	97,000	95,995	(a)
4.90%	01/15/45	51,000	50,511	(a)
5.40%	03/04/44	32,000	33,531	(a)
Willis North America Inc.
3.60%	05/15/24	167,000	164,256	(a)
WPP Finance 2010
3.75%	09/19/24	120,000	118,262	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	212,000	207,760	(a,h)
Xilinx Inc.
2.95%	06/01/24	121,000	116,228	(a)
XPO Logistics Inc.
6.50%	06/15/22	161,000	166,232	(a,h)
Yamana Gold Inc.
4.63%	12/15/27	115,000	112,876	(a,h)
Zoetis Inc.
3.00%	09/12/27	73,000	68,508	(a)
			104,306,781

Non-Agency Collateralized Mortgage Obligations – 3.6%
BANK 2018-BNK10
4.16%	02/15/61	195,734	192,559	(a,b)
BXP Trust 2017-GM
3.38%	06/13/39	714,000	706,322	(a,h)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	382,325	(a)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	985,118	998,105	(a,b)
4.03%	12/10/49	336,823	345,873	(a,b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	178,903	(a,b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	253,736	(a,b)
GS Mortgage Securities Corp. II
4.14%	03/10/51	291,000	300,750	(b)
GS Mortgage Securities Trust 2015-GC28
1.13%	02/10/48	2,674,819	131,837	(a,b,d)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	758,000	722,724	(a)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	822,216	832,397	(a)
GS Mortgage Securities Trust 2017-GS8 A4
3.47%	11/10/50	767,075	760,627	(a)
GS Mortgage Securities Trust II 2012-GCJ9
1.97%	11/10/45	739,979	55,020	(a,b,d)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.59%	10/25/34	82,030	82,171	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.56%	12/15/47	925,377	49,513	(a,b,d)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	128,042	(a,b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.33%	12/15/39	83,471	98	(a,b,d,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	61,416	61,364	(a,b)
6.11%	07/15/40	131,383	131,305	(a,h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,929	2	(a,d)

		Principal Amount	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.38%	02/15/48	$3,052,981	$197,688	(a,b,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.95%	03/15/48	3,666,354	176,902	(a,b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.25%	10/15/42	250,000	257,058	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	82,229	82,146	(a,b)
Morgan Stanley Capital I Trust 2007-IQ16
6.12%	12/12/49	7,057	7,051	(a,b)
Morgan Stanley Capital I Trust 2016-UBS9
1.23%	03/15/49	2,928,272	195,843	(a,b,d)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.28%	02/15/48	3,018,897	194,567	(a,b,d)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	481,332	486,606	(a)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	242,529	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	552,514	(a,b)
4.59%	03/15/47	209,543	177,578	(a,b,h)
			8,884,155

Sovereign Bonds – 0.6%
Government of Chile
3.86%	06/21/47	200,000	196,406	(a)
Government of Colombia
5.00%	06/15/45	200,000	202,770	(a)
Government of Mexico
4.00%	10/02/23	124,000	127,132	(a)
4.75%	03/08/44	232,000	225,502	(a)
Government of Oman
4.13%	01/17/23	220,000	211,719	(a,h)
Government of Panama
4.00%	09/22/24	200,000	205,324	(a)
Government of Peru
5.63%	11/18/50	122,000	147,474	(a)
Government of Philippines
3.95%	01/20/40	200,000	200,604	(a)
Government of Uruguay
5.10%	06/18/50	122,460	126,805
			1,643,736

Municipal Bonds and Notes – 1.5%
American Municipal Power Inc.
6.27%	02/15/50	135,000	175,384	(a)
Commonwealth of Massachusetts
5.00%	01/01/45	400,000	463,116
Metropolitan St. Louis Sewer District
5.00%	05/01/47	400,000	462,464
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	171,034	(a)
New York City Water & Sewer System
5.00%	06/15/40	1,200,000	1,391,868
Port Authority of New York & New Jersey
4.46%	10/01/62	470,000	514,321	(a)
State of California
5.70%	11/01/21	280,000	307,202	(a)
State of Illinois
5.10%	06/01/33	95,000	89,046	(a)
The University of Texas System
3.35%	08/15/47	115,000	109,666	(a)
			3,684,101

FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	145,983	3,153	(i,j)
Total Bonds and Notes (Cost $244,906,438)			243,641,614

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475)	7,459	$196,097	(a,b	)
Total Investments in Securities (Cost $245,092,913)		243,837,711

		Fair Value
Short-Term Investments – 4.2%

State Street Institutional U.S. Government Money Market Fund – Class G Shares 1.62% (Cost $10,574,814)	10,574,814	$10,574,814	(a,e,k	)

Total Investments (Cost $255,667,727)		254,412,525

Liabilities in Excess of Other Assets, net – (2.6)%		(6,509,158)

NET ASSETS – 100.0%		$247,903,367

Other Information:
Centrally Cleared Credit Default Swaps – Buy Protection
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America Investment Grade Index	CME Group Inc.	$6,342	1.00%	12/20/22	$(117,629)	$(126,176)	$8,547

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Received Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

CME Group Inc.	$1,921	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$98,287	$—	$98,287
CME Group Inc.	$729	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	$33,752	$—	$33,752
CME Group Inc.	$1,176	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	$48,888	$—	$48,888
CME Group Inc.	$3,514	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.77%	01/16/44	$86,460	$—	$86,460
								$267,387

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	June 2018	88	13,630,614	$14,121,250	$490,636
5 Yr. U.S. Treasury Notes Futures	June 2018	38	4,336,134	4,349,516	13,381
10 Yr. U.S. Treasury Notes Futures	June 2018	457	54,786,722	55,361,265	574,544

					$1,078,561

The Fund had the following short futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	June 2018	37	(5,303,329)	$(5,425,125)	$(121,796)
2 Yr. U.S. Treasury Notes Futures	June 2018	26	(5,522,878)	(5,527,844)	(4,966)
10 Yr. U.S. Treasury Ultra Futures	June 2018	65	(8,319,352)	(8,440,859)	(121,507)

					$(248,269)

					$830,292

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Coupon amount represents effective yield.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Step coupon bond.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $17,132,172 or 6.91% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .
(i)	Security is in default.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
(k)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$92,890,962	$—	$92,890,962
	Agency Mortgage Backed	—	25,558,521	—	25,558,521
	Agency Collateralized Mortgage Obligations	—	549,977	—	549,977
	Asset Backed	—	6,120,228	—	6,120,228
	Corporate Notes	—	104,306,781	—	104,306,781
	Non-Agency Collateralized Mortgage Obligations	—	8,884,155	—	8,884,155
	Sovereign Bonds	—	1,643,736	—	1,643,736
	Municipal Bonds and Notes	—	3,684,101	—	3,684,101
	FNMA (TBA)	—	—	3,153	3,153
	Preferred Stock	196,097	—	—	196,097
	Short-Term Investments	10,574,814	—	—	10,574,814

	Total Investments in Securities	$10,770,911	$243,638,461	$3,153	$254,412,525

	Other Financial Instruments
	Credit Default Swap Contracts – Unrealized Appreciation	$—	$8,547	$—	$8,547
	Interest Rate Swap Contracts – Unrealized Depreciation	—	267,387	—	267,387
	Long Futures Contracts – Unrealized Appreciation	1,078,561	—	—	1,078,561
	Short Futures Contracts – Unrealized Depreciation	(248,269)	—	—	(248,269)

	Total Other Financial Instruments	$830,292	$275,934	$—	$1,106,226

Elfun Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depr eciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund – Class G Shares	8,419,038	$8,419,038	$23,924,257	$21,768,482	$—	$—	10,574,814	$10,574,814	$32,133

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended March 31, 2018.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2018, the Fund entered into futures contracts to manage interest rate risk.

Credit Default Swaps

During the period ended March 31, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2018, the Fund entered into interest rate swaps in order to manage interest rate risk.

Options on Exchanged Traded Futures Contracts

The Fund may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations.

Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2018, the Fund purchased and wrote options in order to manage interest rate risk.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$264,199,995	$2,019,847	$(11,807,317)	$(9,787,470)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: May 18, 2018